Financial instruments (Details Textual) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Increase or Decrease in Percentage of Traded Investments	10.00%
Change in Net Loss due to Market Price Fluctuations	$ 0.1
Increase in Interest Rate on Loan	1.00%